                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment: [X]; Amendment Number:      1
                                                ----------
This Amendment (Check only one): [X] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cindy Michel
Title:    Vice President
Phone:    212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings, GP, LLC
its General Partner

    /s/ Cindy Michel        New York, New York              May 14, 2010
----------------------   ------------------------    --------------------------
      [Signature]            [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number                 Name
---------------------           -------------------------
28-
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:  882,683
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

No.   Form 13F File Number     Name
---   --------------------     -------------------------------
1     28-13441                 Apollo Capital Management, L.P.
2     28-13439                 Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Fair market value is based on the closing prices of the securities, as of December 31, 2009, reported for composite transactions in New York Stock Exchange-listed securities and transactions in the NASDAQ stock market.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

     COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------- --------- ----------- ------------------- ---------- --------  ----------------------
     NAME OF               TITLE OF               VALUE     SHRS or   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY:
     ISSUER                  CLASS     CUSIP   (X $1000)**  PRN AMT:  PRN CALL DISCRETION MANAGERS  SOLE;   SHARED   NONE
------------------------- ---------- --------- ----------- ---------- --- ---- ---------- --------  ----- ---------- -----
AMERICAN CAP LTD                 COM 02503Y103       2,220    909,990 SH          DEFINED        1*     0    909,990     0
AMERICAN CAP LTD                 COM 02503Y103         906    371,390 SH          DEFINED        1*     0    371,390     0
AMERICAN CAP LTD                 COM 02503Y103       1,728    708,100 SH          DEFINED        1*     0    708,100     0
AMERICAN CAP LTD                 COM 02503Y103         227     93,020 SH          DEFINED        1*     0     93,020     0
CORE MARK
HOLDING CO INC                   COM 218681104      16,466    499,562 SH          DEFINED        2*     0    499,562     0
DANA HOLDING CORP                COM 235825205       2,531    233,500 SH          DEFINED        1*     0    233,500     0
DANA HOLDING CORP                COM 235825205         943     87,000 SH          DEFINED        1*     0     87,000     0
DANA HOLDING CORP                COM 235825205       1,631    150,500 SH          DEFINED        1*     0    150,500     0
DANA HOLDING CORP                COM 235825205         314     29,000 SH          DEFINED        1*     0     29,000     0
EASTMAN KODAK CO                 COM 277461109       3,050    722,700 SH          DEFINED        1*     0    722,700     0
EASTMAN KODAK CO                 COM 277461109       1,239    293,700 SH          DEFINED        1*     0    293,700     0
EASTMAN KODAK CO                 COM 277461109       2,367    561,000 SH          DEFINED        1*     0    561,000     0
EASTMAN KODAK CO                 COM 277461109         306     72,600 SH          DEFINED        1*     0     72,600     0
HUGHES COMMUNICATIONS INC        COM 444398101      20,471    786,433 SH          DEFINED        2*     0    786,453     0
HUGHES COMMUNICATIONS INC        COM 444398101      13,737    527,730 SH          DEFINED        2*     0    527,730     0
HUGHES COMMUNICATIONS INC        COM 444398101     288,788 11,094,448 SH          DEFINED        2*     0 11,094,448     0
PINNACLE AIRL CORP               COM 723443107       2,404    349,369 SH          DEFINED        1*     0    349,369     0
PINNACLE AIRL CORP               COM 723443107       1,594    231,646 SH          DEFINED        1*     0    231,646     0
PINNACLE AIRL CORP               COM 723443107       3,687    535,958 SH          DEFINED        1*     0    535,958     0
PINNACLE AIRL CORP               COM 723443107         275     40,000 SH          DEFINED        1*     0     40,000     0
PINNACLE AIRL CORP               COM 723443107       2,908    422,722 SH          DEFINED        1*     0    422,722     0
QUALITY DISTR INC FLA            COM 74756M102      41,276 10,397,009 SH          DEFINED        2*     0 10,397,009     0
SIRIUS XM RADIO INC              COM 82967N108      55,115 91,857,857 SH          DEFINED        2*     0 91,857,857     0
SPDR TR                   UNIT SER 1 78462F103     154,790  1,389,000 SH  PUT     DEFINED        1*     0  1,389,000     0
SPDR TR                   UNIT SER 1 78462F103      60,178    540,000 SH  PUT     DEFINED        1*     0    540,000     0
SPDR TR                   UNIT SER 1 78462F103      99,962    897,000 SH  PUT     DEFINED        1*     0    897,000     0
SPDR TR                   UNIT SER 1 78462F103      19,391    174,000 SH  PUT     DEFINED        1*     0    174,000     0
VERSO PAPER CORP               COM   92531L108      84,177 32,251,899 SH          DEFINED        2*     0 32,251,899     0